LONG-TERM DEBT, NET (2016 Studio City Credit Facilities) - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 HKD ($)	Nov. 30, 2016 HKD ($)	Jan. 28, 2013 USD ($)	Jan. 28, 2013 HKD ($)
Long-Term Debt [Line Items]
Loss on extinguishment of debt		$ 3,461	$ 49,337	$ 17,435
Costs associated with debt modification		0	2,793	8,101
Total outstanding borrowings		$ 4,104,525	3,619,139
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							$ 1,395,357	$ 10,855,880,000
Loss on extinguishment of debt				17,435
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 30,077					$ 234,000,000
Costs associated with debt modification				$ 8,101
Maturity date		Nov. 30, 2021
Net assets restricted from distribution		$ 1,044,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	4.00%
2016 Studio City Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 129					1,000,000
Amount drawn down as of the date		128			$ 1,000,000
Total outstanding borrowings		128			1,000,000
Term loan facility, cash collateral	129					1,012,500
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 29,948					$ 233,000,000
Amount available for future drawdown		29,752			$ 233,000,000
Loan commitment fees recognized		$ 419	$ 419